Summary of Significant Accounting Policies - Summary of The Consolidated Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 18, 2020	Dec. 31, 2019
Liabilities and stockholders' equity
Accumulated deficit	$ (100,944,138)	$ (185,775,870)	$ (81,470,011)	$ (8,383,156)
Previously Reported [Member]
Liabilities and stockholders' equity
Accumulated deficit		(1,042,637)	$ (42,685)	$ (5,000)
Cypress Holdings Inc And Subsidiaries [Member]
Assets
Deferred contract costs	12,681,000	11,917,000			$ 10,807,000
Long-term deferred contract costs					12,463,000
Liabilities and stockholders' equity
Deferred income taxes-net	311,280,000	322,348,000			333,472,000
Accumulated deficit	$ (265,189,000)	$ (129,370,000)			(112,494,000)
Cypress Holdings Inc And Subsidiaries [Member] | Previously Reported [Member]
Liabilities and stockholders' equity
Deferred income taxes-net					327,572,000
Accumulated deficit					(129,864,000)
Cypress Holdings Inc And Subsidiaries [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Assets
Deferred contract costs					10,807,000
Long-term deferred contract costs					12,463,000
Liabilities and stockholders' equity
Deferred income taxes-net					5,900,000
Accumulated deficit					$ 17,370,000